Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Taxation in the Statements of Operations

Taxation in the statements of operations represents:

	Six months ended June 30,
	2025	2026
	US$	US$
Hong Kong profits tax provision for the periods:
Current	—	—
Deferred	(307,108)	(86,981)
Total income tax expense	(307,108)	(86,981)

Schedule of Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Net loss before income tax	(3,272,217)	—	(1,493,580)	—
Tax at Hong Kong statutory tax rate of 16.5%	(539,916)	16.5%	(246,441)	16.5%
Reconciling items:
Tax effect of temporary difference not recognized	—	—	90,480	(6.1)%
Tax effect of non-taxable income	(89)	0.0%	—	—
Tax effect of non-deductible expenses	232,897	(7.1)%	68,980	(4.6)%
Income tax credit	(307,108)	9.4%	(86,981)	5.8%

Schedule of Deferred Tax Liabilities and Assets

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	694,414	1,224,647
Addition	528,499	(70,097)
Exchange realignment	1,734	(9,360)
Ending balances	1,224,647	1,145,190

Deferred tax assets:
Net operating loss
Opening balances	502,086	1,882,798
Addition	1,379,074	107,054
Exchange realignment	1,638	(14,912)
Ending balances	1,882,798	1,974,940
Less: valuation allowance	(1,819,641)	(1,895,432)
Ending balances	63,157	79,508

Deferred tax liabilities, net	1,161,490	1,065,682